Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2025 USD ($) Vessel
Vessel Subject to Mortgage [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	1
Net book value | $	$ 19,890
Vessels Financed Through Sale and Leaseback Agreements [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	5
Net book value | $	$ 87,886